SCHEDULE OF RECONCILIATION OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Beginning balance, contract liabilities	$ 350,689	$ 219,652
Contract liability deferral	300,247	306,955
Amortization of contract liability to revenue	(220,909)	(175,918)
Ending balance, contract liabilities	$ 430,027	$ 350,689